September 7, 1999

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

Re: Transamerica Separate Account VA-6 of Transamerica Life Insurance and Annuity Company (File No. 333-37883)

Dear Commissioners:

On behalf of Transamerica Separate Account VA-6 of Transamerica Life Insurance and Annuity Company ("separate account"), incorporated by reference are the Semi-Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The funds are as follows: the Alger American Income and Growth Portfolio; the Alliance Variable Products Growth and Income Portfolio and Premier Growth Portfolio; the Dreyfus Variable Investment Fund Capital Appreciation Portfolio and Small Cap Portfolio; the Janus Aspen Series Balanced Portfolio and Worldwide Growth Portfolio; MFS Variable Insurance Trust Emerging Growth Series, Growth with Income Series and Research Series; Morgan Stanley Universal Funds, Inc., Fixed Income Portfolio, High Yield Portfolio and International Magnum Portfolio; OCC Accumulation Trust Managed Portfolio and Small Cap Portfolio; and the Transamerica Variable Insurance Fund, Inc. Growth Portfolio and Money Market Portfolio.

These Semi-Annual Reports are for the period ending June 30, 1999, and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Paralegal



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Entity:  Alger American Fund Income and Growth Portfolio
File No.:         811-05550
Date of Filing:   8-20-99
Accession No.     0000930413-99-001021
CIK:     0000930413


Entity: Alliance Variable Products Series Fund, Inc., Growth and Income
Portfolio
File No.:         811-05398
Date of Filing:  7-1-99
Accession No.  0000936772-99-000167
CIK: 0000936772


Entity:  Alliance Variable Products Series Funds, Inc., Premier Growth Portfolio
File No.:         811-05398
Date of Filing:  7-30-99
Accession No.  0000936772-99-000185
CIK: 0000936772


Entity:  Dreyfus Variable Investment Fund Capital Appreciation Portfolio
File No.:         811-05125
Date of Filing:   8-30-99
Accession No.     0000813383-99-000026
CIK:     0000813383


Entity:  Dreyfus Variable Investment Fund Small Cap Portfolio
File No.:         811-05125
Date of Filing:   8-30-99
Accession No.     0000813383-99-000031
CIK:     0000813383


Entity:  Janus Aspen Series Balanced Portfolio
File No.:         811-007736
Date of Filing:   8-18-99
Accession No.     0001012709-99-000576
CIK:     0000906185

Entity:  Janus Aspen Series Worldwide Growth Portfolio
File No.:         811-007736
Date of Filing:   8-18-99
Accession No.     0001012709-99-000576
CIK:     0000906185


Entity:  MFS Variable Insurance Trust Emerging Growth Series
File No.:         811-08326
Date of Filing:   8-9-99
Accession No.     0000950156-99-000512
CIK:  000918571


Entity:  MFS Variable Insurance Trust Growth with Income Series
File No.:         811-08326
Date of Filing:   8-9-99
Accession No.  0000950156-99-000514
CIK:  000918571

Entity:  MFS Variable Insurance Trust Research Series
File No.:         811-08326
Date of Filing: 8-9-99
Accession No.  0000950156-99-000513
CIK:     000918571

Entity:  Morgan Stanley Universal Fund, Inc. Fixed Income Portfolio
File No.:         811-07607
Date of Filing:   9-2-99
Accession No.     0001047469-99-034541
CIK:     0001047469

Entity:  Morgan Stanley Universal Fund, Inc. High Yield Portfolio
File No.:         811-07607
Date of Filing:   9-2-99
Accession No.     0001047469-99-034537
CIK:     0001047469

Entity:  Morgan Stanley Universal Fund, Inc. International Magnum Portfolio
File No.:         811-07607
Date of Filing:   9-2-99
Accession No.     0001047469-99-034539
CIK:     0001047469

Entity:  OCC Accumulation Trust Managed Portfolio
File No.:         811-08512
Date of Filing:   8-23-99
Accession No.     0000889812-99-002547
CIK:     0000923185


Entity:  OCC Accumulation Trust Small Cap Portfolio
File No.:         811-08512
Date of Filing:   8-23-99
Accession No.     0000889812-99-002548
CIK:     0000923185


Entity:  Transamerica Variable Insurance Fund, Inc. Growth Portfolio
File No.:         811-9126
Date of Filing:   9-7-99
Accession No.     0001002786-99-000017
CIK:     0001002786

Entity:  Transamerica Variable Insurance Fund, Inc. Money Market Portfolio
File No.:         811-9126
Date of Filing:    9-7-99
Accession No.     0001002786-99-000017
CIK:     0001002786